Reconciliation of movements of liabilities to cash flows arising from financing activities - USD ($)	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
Supplemental Cash Flows Information Abstract
Beginning balance		$ 5,010,000
Changes from financing cash flow
Repayments of loans to third parties		(5,010,000)
Lease payment	$ (100,411)
Interest paid	(24,756)
Total changes from financing cash flow	(125,167)	(5,010,000)
Other changes
New leases	1,254,132
Total other changes	1,254,132
Ending balance	1,128,965
Short Term Loans
Supplemental Cash Flows Information Abstract
Beginning balance		5,010,000
Changes from financing cash flow
Repayments of loans to third parties		(5,010,000)
Total changes from financing cash flow		$ (5,010,000)
Lease Liabilities
Changes from financing cash flow
Lease payment	(100,411)
Interest paid	(24,756)
Total changes from financing cash flow	(125,167)
Other changes
New leases	1,254,132
Total other changes	1,254,132
Ending balance	$ 1,128,965